Income Taxes - Summary of Components of Net Deferred Income Tax Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	₱ 23,623	₱ 27,697	₱ 30,466
Net deferred income tax liabilities	2,583	2,981	₱ 3,366
Unamortized past service pension costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	5,846	5,252
Pension and other employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	4,886	4,296
Lease liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	4,474
Customer list and trademark [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	3,890	4,670
Accumulated provision for expected credit losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	3,806	3,709
Unearned revenues [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	2,108	1,776
Provision for other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	1,661	1,595
MCIT [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	1,408	905
Accumulated provision for inventory obsolescence and write-down [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	701	916
Unrealized foreign exchange gains (losses) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	580	1,092
Net deferred income tax liabilities	254	366
NOLCO [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	432	3,231
Fixed asset impairment/depreciation due to shortened life of property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	138	1,870
Derivative financial instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets		(58)
ROU assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	(4,081)
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	(2,226)	(1,557)
Net deferred income tax liabilities	87	156
Intangible assets and fair value adjustment on assets acquired - net of amortization [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax liabilities	1,964	2,175
Investment property [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax liabilities	₱ 278	277
Undepreciated capitalized interest charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax liabilities		₱ 7